UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Attara Capital LP

Address:   767 Fifth Avenue, 12th Floor
           New York, NY 10153


Form 13F File Number: 028-13752


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David M. Slager
Title:  Founder and Chairman
Phone:  212-256-8419

Signature,  Place,  and  Date  of  Signing:

/s/ David M. Slager                New York, NY                       2/9/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               6

Form 13F Information Table Value Total:  $      164,229
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
BANK OF AMERICA CORPORATION   COM            060505104   71,474 12,855,000 SH  CALL SOLE       NONE     12,855,000      0    0
GOLDMAN SACHS GROUP INC       COM            38141G104   66,909    739,900 SH  CALL SOLE       NONE        739,900      0    0
NATIONAL FINL PARTNERS CORP   COM            63607P208    2,712    200,562 SH  X    SOLE       NONE        200,562      0    0
PETROLEO BRASILEIRO SA PIETRO SPONSORED ADR  71654V408    4,722    190,000 SH  CALL SOLE       NONE        190,000      0    0
PHOENIX COS INC NEW           COM            71902E109      775    461,417 SH  X    SOLE       NONE        461,417      0    0
SELECT SECTOR SPDR TR         SBI INT-FINL   81369Y605   17,637  1,356,700 SH  CALL SOLE       NONE      1,356,700      0    0